Cash and Investments	12 Months Ended
Dec. 31, 2020
Investments and Cash1 [Abstract]
Cash and Investments	Cash and Investments
Presented in the table below are holding company cash and investments and portfolio investments, net of derivative obligations, all of which are classified at FVTPL except for investments in associates, investment in associate held for sale and other invested assets.

	December 31, 2020	December 31, 2019
Holding company
Cash and cash equivalents(1)	280.0	183.9
Short term investments	159.2	128.3
Bonds	457.2	395.9
Preferred stocks	4.7	4.7
Common stocks(2)	123.7	173.5
Derivatives (note 7)	147.9	83.7
	1,172.7	970.0
Assets pledged for derivative obligations:
Short term investments	79.5	2.8
Bonds	—	2.7
	79.5	5.5

Holding company cash and investments as presented on the consolidated balance sheet	1,252.2	975.5
Derivative obligations (note 7)	(22.8)	(0.3)
	1,229.4	975.2
Portfolio investments
Cash and cash equivalents(1)	4,886.5	3,954.5
Short term investments	8,311.3	6,066.8
Bonds	15,734.6	15,618.1
Preferred stocks	605.2	578.2
Common stocks(2)	4,599.1	4,246.6
Investments in associates (note 6)	4,381.8	4,360.2
Investment in associate held for sale (note 6)	729.5	—
Derivatives (note 7)	234.8	202.7
Other invested assets(3)	577.6	556.4
	40,060.4	35,583.5
Assets pledged for derivative obligations:
Short term investments	113.9	72.4
Bonds	82.5	74.5
	196.4	146.9
Fairfax India cash, portfolio investments and associates:
Cash and cash equivalents(1)	90.2	104.7
Bonds	21.0	124.1
Common stocks	412.3	359.7
Investments in associates (note 6)	1,328.3	1,391.3
	1,851.8	1,979.8
Fairfax Africa cash, portfolio investments and associates:(4)
Cash and cash equivalents(1)	—	86.2
Short term investments	—	104.0
Bonds	—	100.1
Investments in associates (note 6)	—	232.9
Derivatives (note 7)	—	1.6
	—	524.8

Portfolio investments as presented on the consolidated balance sheet	42,108.6	38,235.0
Derivative obligations (note 7)	(166.6)	(205.6)
	41,942.0	38,029.4

Total investments, net of derivative obligations	43,171.4	39,004.6
(1)    Includes aggregate restricted cash and cash equivalents at December 31, 2020 of $789.6 (December 31, 2019 - $691.5). See note 27.
(2)    Includes aggregate investments in limited partnerships with a carrying value at December 31, 2020 of $1,935.9 (December 31, 2019 - $2,056.8).
(3)    Comprised primarily of investment property.
(4)    The company deconsolidated Fairfax Africa on December 8, 2020 pursuant to the transaction described in note 23.
Restricted cash and cash equivalents at December 31, 2020 of $789.6 (December 31, 2019 - $691.5) was comprised primarily of amounts required to be maintained on deposit with various regulatory authorities to support the operations of the insurance and reinsurance subsidiaries. At December 31, 2019 European Run-off's restricted cash and cash equivalents of $58.2 were included in assets held for sale on the consolidated balance sheet. Refer to note 27 for details of restricted cash and cash equivalents presented on the consolidated balance sheet.
The company's subsidiaries have pledged cash and investments, inclusive of trust funds and regulatory deposits, as security for their own obligations to pay claims or make premium payments (these pledges are either direct or to support letters of credit). In order to write insurance business in certain jurisdictions (primarily U.S. states) the company's subsidiaries must deposit funds with local insurance regulatory authorities to provide security for future claims payments as ultimate protection for the policyholder. Additionally, some of the company's subsidiaries provide reinsurance to primary insurers, for which funds must be posted as security for losses that have been incurred but not yet paid. These pledges are in the normal course of business and are generally released when the payment obligation is fulfilled.
The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd's (note 20), for derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and cash equivalents, short term investments and bonds within portfolio investments on the consolidated balance sheet.

	December 31, 2020	December 31, 2019
Regulatory deposits(1)	4,781.0	4,667.4
Security for reinsurance and other(1)	1,245.7	1,106.7
	6,026.7	5,774.1
(1)    Excludes European Run-off's regulatory deposits of $71.7 and security for reinsurance and other of $65.5 at December 31, 2019 that were included in assets held for sale on the consolidated balance sheet (note 23).
Fixed Income Maturity Profile
Bonds are summarized by their earliest contractual maturity date in the table below. Actual maturities may differ from maturities shown below due to the existence of call and put features. At December 31, 2020 bonds containing call, put and both call and put features represented $7,155.0, $1.3 and $1,075.8 respectively (December 31, 2019 - $3,415.4, $2.6 and $952.7) of the total fair value of bonds. The table below does not reflect the impact of U.S. treasury bond forward contracts with a notional amount at December 31, 2020 of $330.8 (December 31, 2019 - $846.5) that economically hedge the company's exposure to interest rate risk as described in note 7. The decrease in the company's holdings of bonds due in 1 year or less was primarily due to net sales and maturities of short-dated U.S. treasury bonds and Canadian government bonds for proceeds of $2,521.5 and $626.0 and the deconsolidation of bonds held by Fairfax Africa (note 23). The proceeds from those sales were primarily re-invested into $2,071.9 of short to mid-dated high quality corporate bonds, which increased the company's holdings of bonds due after 1 year through 5 years, and into U.S. treasury, Canadian provincial and Canadian government short-term investments. The decrease in the company's holdings of bonds due after 10 years was primarily due to net sales of India government bonds.

	December 31, 2020		December 31, 2019
	Amortized cost(1)	Fair value(1)	Amortized cost(2)	Fair value(2)
Due in 1 year or less	4,968.1	4,935.3	8,158.1	8,206.3
Due after 1 year through 5 years	9,378.4	10,096.9	5,872.8	5,980.8
Due after 5 years through 10 years	654.2	718.5	1,227.6	1,242.3
Due after 10 years	419.2	544.6	784.9	886.0
	15,419.9	16,295.3	16,043.4	16,315.4
Pre-tax effective interest rate		3.2%		3.6%
(1)    Includes bonds held by the holding company and Fairfax India. On December 8, 2020 Fairfax Africa was deconsolidated pursuant to the transaction described in note 23.
(2)    Includes bonds held by the holding company, Fairfax India and Fairfax Africa.
Fair Value Disclosures
The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2020				December 31, 2019
	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)
Cash and cash equivalents(1)	5,256.7	—	—	5,256.7	4,329.3	—	—	4,329.3

Short term investments:
Canadian government	638.1	—	—	638.1	373.9	—	—	373.9
Canadian provincials	1,002.9	—	—	1,002.9	755.3	—	—	755.3
U.S. treasury	6,343.3	—	—	6,343.3	3,154.4	—	—	3,154.4
Other government	266.7	234.9	—	501.6	220.6	155.2	—	375.8
Corporate and other	—	178.0	—	178.0	—	1,714.9	—	1,714.9
	8,251.0	412.9	—	8,663.9	4,504.2	1,870.1	—	6,374.3
Bonds:
Canadian government	—	16.5	—	16.5	—	664.4	—	664.4
Canadian provincials	—	49.9	—	49.9	—	2.9	—	2.9
U.S. treasury	—	3,058.4	—	3,058.4	—	5,610.8	—	5,610.8
U.S. states and municipalities	—	378.2	—	378.2	—	216.5	—	216.5
Other government	—	944.0	—	944.0	—	1,656.0	—	1,656.0
Corporate and other(2)	—	10,074.1	1,774.2	11,848.3	—	6,744.7	1,420.1	8,164.8
	—	14,521.1	1,774.2	16,295.3	—	14,895.3	1,420.1	16,315.4
Preferred stocks:
Canadian	—	12.2	93.0	105.2	—	8.4	82.5	90.9
U.S.	—	—	17.0	17.0	—	—	5.0	5.0
Other(3)	10.3	—	477.4	487.7	5.3	—	481.7	487.0
	10.3	12.2	587.4	609.9	5.3	8.4	569.2	582.9
Common stocks:
Canadian	802.5	108.7	181.5	1,092.7	577.9	103.7	114.8	796.4
U.S.	485.1	32.0	998.8	1,515.9	360.6	33.2	1,029.3	1,423.1
Other(4)	1,250.8	338.4	937.3	2,526.5	1,125.1	397.8	1,037.4	2,560.3
	2,538.4	479.1	2,117.6	5,135.1	2,063.6	534.7	2,181.5	4,779.8

Derivatives and other invested assets	—	237.4	722.9	960.3	—	80.1	764.3	844.4

Derivative obligations (note 7)	—	(164.1)	(25.3)	(189.4)	—	(205.9)	—	(205.9)

Holding company cash and investments and portfolio investments measured at fair value	16,056.4	15,498.6	5,176.8	36,731.8	10,902.4	17,182.7	4,935.1	33,020.2

	43.7%	42.2%	14.1%	100.0%	33.0%	52.0%	15.0%	100.0%

Investments in associates (note 6)(4)(5)	3,073.8	17.7	4,059.8	7,151.3	3,147.3	19.4	4,034.2	7,200.9
(1)     Includes restricted cash and cash equivalents of $789.6 at December 31, 2020 (December 31, 2019 - $691.5). See note 27.
(2)    Included in Level 3 are the company's investments in mortgage loans at December 31, 2020 of $775.4 (December 31, 2019 - $232.0) secured by real estate primarily in the U.S., Europe and Canada.
(3)    Primarily comprised of the company's investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited ("Digit"). The company also holds a 49.0% equity interest in Digit as described in note 6.
(4)    The company has presented its investment in Eurobank of $1,164.4 at December 31, 2019 as an investment in associate whereas it was previously presented as a Level 1 common stock as described in note 3.
(5)    The fair value of investments in associates is presented separately as such investments are measured using the equity method of accounting. Also included is the fair value of RiverStone Barbados which is held for sale at December 31, 2020 pursuant to the transaction described in note 23.

In the preceding table certain limited partnerships included in common stocks are classified as Level 3 because their net asset values are unobservable or because they contractually require greater than three months to liquidate or redeem. During 2020 and 2019 there were no significant transfers of financial instruments between Level 1 and Level 2, and there were no significant transfers of financial instruments in or out of Level 3 as a result of changes in the observability of valuation inputs except as described in the following table which summarizes changes in Level 3 financial assets measured at fair value on a recurring basis.

	2020
	Limited partnerships and other(1)	Private placement debt securities	Derivatives and other invested assets	Private company preferred shares	Common shares	Private equity funds(1)	Total
Balance - January 1	1,846.7	1,420.1	764.3	569.2	205.6	129.2	4,935.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	155.9	99.3	(100.4)	(3.0)	27.4	(1.0)	178.2
Purchases	198.1	1,012.8	44.2	20.7	14.3	—	1,290.1
Transfer out of category due to change in accounting treatment(2)	—	(149.3)	—	—	—	—	(149.3)
Sales and distributions	(392.8)	(474.6)	—	(0.1)	(8.0)	(18.8)	(894.3)
Transfer out of category	(44.4)	—	—	—	—	—	(44.4)
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	3.4	12.5	(0.6)	0.6	0.6	1.4	17.9
Deconsolidation of non-insurance subsidiary (note 23)	—	(146.6)	(9.9)	—	—	—	(156.5)
Balance - December 31	1,766.9	1,774.2	697.6	587.4	239.9	110.8	5,176.8

	2019
	Limited partnerships and other(1)	Private placement debt securities	Derivatives and other invested assets	Private company preferred shares		Common shares		Private equity funds(1)	Total
Balance - January 1	1,810.7	1,992.9	476.7	255.7		668.0		170.0	5,374.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	136.0	(159.8)	195.9	374.3		132.0		29.9	708.3
Purchases	196.6	424.5	195.3	49.0		25.5		—	890.9
Sales and distributions	(251.9)	(806.6)	(109.2)	(108.7)	(4)	(45.4)		(67.4)	(1,389.2)
Transfer out of category	(39.0)	—	—	—		(574.3)	(3)	—	(613.3)
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	6.8	23.3	5.8	(1.1)		(0.2)		(3.3)	31.3
Assets held for sale (note 23)	(12.5)	(54.2)	(0.2)	—		—		—	(66.9)
Balance - December 31	1,846.7	1,420.1	764.3	569.2		205.6		129.2	4,935.1
(1)    Included in common stocks in the fair value hierarchy table presented on the previous page and in holding company cash and investments or common stocks on the consolidated balance sheets.
(2)    On July 1, 2020 the company derecognized its investment in Farmers Edge convertible debentures pursuant to the consolidation of Farmers Edge as described in note 6.
(3)    During 2019 the company's investment in ICICI Lombard common stock was transferred from Level 3 to Level 1 as the Indian regulatory selling restriction on the company's holdings was removed. Accordingly, the company ceased applying a discount for lack of marketability (an unobservable key valuation input) to the traded market price of those holdings. Subsequently in 2019 the company sold its remaining 9.9% equity interest in ICICI Lombard.
(4)    On April 17, 2019 the company derecognized its investment in AGT preferred shares of $108.7 pursuant to the acquisition of AGT as described in note 23.
The table below presents the valuation techniques and unobservable inputs used to estimate fair values for the company's significant Level 3 financial assets at December 31, 2020:

Asset class	Carrying value	Valuation technique	Significant unobservable input	Input range used		Effect on fair value if input value is increased(a)
				Low	High
Limited partnerships and other(b)(1)	1,748.6	Net asset value	Net asset value	N/A	N/A	Increase
Private placement debt securities(c)(2)	858.3	Discounted cash flow	Credit spread	1.8%	29.5%	Decrease
Mortgage loans(c)(3)	775.4	Market approach	Recent transaction price	N/A	N/A	Increase
		Discounted cash flow	Credit spread	2.1%	4.9%	Decrease
Investment property(d)(4)	488.0	Income capitalization and/or sales comparison	Terminal capitalization rate	6.8%	7.5%	Decrease
			Discount rate	7.1%	9.3%	Decrease
			Market rent growth rate	2.5%	3.0%	Increase
Investment property(d)(5)	50.9	Sales comparison	Price per acre (Cdn$ thousands)	15.0	170.0	Increase
Warrants(d)(6)	133.2	Option pricing model	Equity volatility	31.2%	55.1%	Increase
CPI-linked derivatives(d)(7)	2.8	Option pricing model	Inflation volatility	0.0%	3.3%	Increase
Private company preferred shares(e)(8)	475.1	Discounted cash flow	Discount rate	11.5%	11.5%	Decrease
			Long term growth rate	6.0%	6.0%	Increase
			Discount for lack of marketability	10.5%	10.5%	Decrease
Private placement preferred shares(e)(9)	71.6	Discounted cash flow	Credit spread	4.2%	4.2%	Decrease
Common shares(b)(10)	80.9	Market comparable	Book value multiple	1.5	1.5	Increase
Private equity funds(b)(1)	45.0	Net asset value	Net asset value	N/A	N/A	Increase
Private equity funds(b)(10)	65.6	Market comparable	Price/Earnings multiple	10.0	10.0	Increase
Other	381.4	Various	Various	N/A	N/A	N/A
Total	5,176.8
(a)    Decreasing the input value would have the opposite effect on the estimated fair value.
(b)    Included in holding company cash and investments or common stocks on the consolidated balance sheet.
(c)    Included in holding company cash and investments or bonds on the consolidated balance sheet.
(d)    Included in holding company cash and investments or derivatives and other invested assets on the consolidated balance sheet.
(e)    Included in preferred stocks on the consolidated balance sheet.

(1)    Limited partnerships and other, and certain private equity funds, are investment funds managed by third party fund managers and general partners that invest in a diverse range of industries and geographies. These investment funds were valued primarily using net asset value statements provided by those third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. In some instances, such investments are classified as Level 3 if they require at least three months' notice to liquidate or redeem. At December 31, 2020 limited partnerships and other consisted of 51 investments, the three largest being $299.5 (beverage manufacturing), $191.8 (industrials) and $146.4 (oil and gas extraction) (December 31, 2019 - 49 investments, the three largest being $482.3 (beverage manufacturing), $128.9 (primarily household appliance manufacturing) and $128.3 (industrials)). By increasing (decreasing) net asset values at December 31, 2020 by 10%, the fair value of limited partnerships and other would collectively increase (decrease) by $174.9, and the fair value of the private equity funds would collectively increase (decrease) by $4.5.
(2)    At December 31, 2020 these private placement debt securities were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the issuers, and consisted of 10 investments, the largest being $438.6 (software publishers) (December 31, 2019 - 16 investments, the largest being $442.1 (software publishers)). By increasing (decreasing) the credit spreads applied at December 31, 2020 by 100 basis points, the fair value of this asset class would collectively decrease by $17.7 (increase by $14.8).
(3)    At December 31, 2020 these mortgage loans consisted of 22 investments, the largest being $111.5 (December 31, 2019 - 6 investments, the largest being $108.1). By increasing (decreasing) the credit spreads applied at December 31, 2020 by 100 basis points, the fair value of this asset class would not change significantly primarily due to the short term nature of these instruments.
(4)    These investment property were valued by third party appraisers using industry accepted income capitalization and/or sales comparison approaches that incorporated unobservable capitalization rates, discount rates and market rent growth rates.
(5)    These investment property were valued using an industry accepted direct sales comparison approach that incorporated unobservable recent sale prices per acre for comparable properties in similar locations.
(6)    These warrants were valued using industry accepted option pricing models that incorporated unobservable long-dated equity volatilities. A higher equity volatility generally results in a higher fair value due to the higher probability of obtaining a greater return from the warrant. By increasing (decreasing) equity volatilities applied at December 31, 2020 by 10%, the fair value of these warrants would collectively increase by $22.7 (decrease by $23.5).
(7)    CPI-linked derivatives were valued using broker-dealer quotes that applied observable inputs except for unobservable inflation volatilities.
(8)    These private company preferred shares were valued using an industry accepted discounted cash flow model that incorporated an unobservable discount rate and long term growth rate. As the company is restricted from selling the preferred shares for a specified period a discount for lack of marketability was also applied using an industry accepted option pricing model that incorporated unobservable long-dated equity volatilities. At December 31, 2020: by increasing (decreasing) the discount rate applied by 0.5%, the fair value of the preferred shares would decrease by $45.1 (increase by $54.2); by increasing (decreasing) the long term growth rate applied by 0.25%, the fair value of the preferred shares would increase by $17.4 (decrease by $15.8); by increasing (decreasing) the equity volatility applied by 10%, the option value would increase (decrease) and the fair value of the preferred shares would decrease by $25.9 (increase by $25.8).
At December 31, 2019 these private company preferred shares were valued using the transaction price. As the company was restricted from selling for a specified period, a discount for lack of marketability was applied using an industry accepted option pricing model that incorporated market unobservable long-dated equity volatilities.
(9)    These private placement preferred shares were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the preferred shares. By increasing (decreasing) the credit spreads applied at December 31, 2020 by 100 basis points, the fair value of this asset class would decrease by $8.2 (increase by $8.4).
(10)    These common shares and private equity funds were valued using various valuation measures for comparable companies and transactions, including relevant valuation multiples. In some instances, such investments are classified as Level 3 because the valuation multiples applied by the company were adjusted for differences in attributes between the investment and the underlying companies or transactions from which the valuation multiples were derived.
Investment Income
An analysis of investment income for the years ended December 31 follows:
Interest and dividends and share of profit (losses) of associates

	2020	2019
Interest income:
Cash and short term investments	104.1	156.5
Bonds	557.4	618.0
Derivatives and other invested assets	55.0	51.8
	716.5	826.3
Dividends:
Preferred stocks	4.3	11.2
Common stocks	73.5	82.5
	77.8	93.7
Investment expenses	(25.1)	(39.8)
Interest and dividends	769.2	880.2

Share of profit (losses) of associates(1)	(112.8)	169.6
(1)    Includes impairment charges recorded on investments in associates during 2020 of $240.3 (2019 - $211.2) as described in note 6.
Net gains (losses) on investments

	2020						2019
	Net realized gains (losses)(1)		Net change in unrealized gains (losses)		Net gains (losses) on investments		Net realized gains (losses)		Net change in unrealized gains (losses)		Net gains (losses) on investments
Bonds	112.1		593.5		705.6		(59.6)	(8)(9)	258.1	(8)(9)	198.5
Preferred stocks	—		10.0		10.0		(23.4)		397.3	(10)	373.9
Common stocks	243.7		(212.4)		31.3		548.0	(11)	377.9	(11)	925.9
	355.8		391.1		746.9		465.0		1,033.3		1,498.3

Derivatives:
Equity total return swaps - short positions	(613.2)	(2)	84.6		(528.6)		48.2	(2)	(93.2)		(45.0)
Equity total return swaps - long positions	207.4	(2)	118.2		325.6		(34.5)	(2)	55.0		20.5
Equity warrant forward contracts	—		—		—		83.8	(3)	(38.4)	(3)	45.4
Equity warrants and options	(1.6)		(54.7)	(3)	(56.3)		(4.7)		128.6	(3)	123.9
CPI-linked derivatives	(300.0)		286.1		(13.9)		(14.1)		1.8		(12.3)
U.S. treasury bond forwards	(103.0)		1.0		(102.0)		(119.3)		32.6		(86.7)
Other	(59.0)		26.1		(32.9)		9.9	(3)	(111.3)	(3)	(101.4)
	(869.4)		461.3		(408.1)		(30.7)		(24.9)		(55.6)

Foreign currency net gains (losses) on:
Investing activities	(51.0)		156.4		105.4	(4)	(17.3)		(50.7)		(68.0)	(4)
Underwriting activities	(16.8)		—		(16.8)		5.6		—		5.6
Foreign currency contracts	2.1		(35.1)		(33.0)		8.3		(9.6)		(1.3)
	(65.7)		121.3		55.6		(3.4)		(60.3)		(63.7)

Disposition of associates	8.6	(5)(6)	—		8.6		10.9	(12)	—		10.9

Deconsolidation of non-insurance subsidiary	(61.5)	(7)	—		(61.5)		171.3	(13)	—		171.3

Other	(36.9)		8.5		(28.4)		20.3		134.7	(14)	155.0

Net gains (losses) on investments	(669.1)		982.2		313.1		633.4		1,082.8		1,716.2
(1)    Amounts recorded in net realized gains (losses) in 2020 include net gains (losses) on investments that were disposed of pursuant to the deconsolidation of Fairfax Africa on December 8, 2020 and European Run-off on March 31, 2020 as described in note 23.
(2)    Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement.
(3)    Includes the Atlas (formerly Seaspan) $8.05 equity warrants and forward contracts relating to commitments to purchase Atlas warrants and debentures in January 2019. See note 6.
(4)    Foreign currency net gains on investing activities during 2020 primarily reflected strengthening of the euro and Canadian dollar relative to the U.S. dollar. Foreign currency net losses on investing activities during 2019 primarily related to U.S. dollar denominated investments held by subsidiaries with a Canadian dollar or British pound functional currency as the U.S. dollar weakened relative to those currencies.
(5)    On February 28, 2020 the company sold its investment in APR Energy to Atlas in an all-stock transaction as described in note 6.
(6)    On September 30, 2020 the company sold its investment in Davos Brands for cash proceeds of $58.6 and recorded a net realized gain of $19.3 as described in note 6.
(7)    On December 8, 2020 Fairfax Africa was deconsolidated and an equity accounted investment in Helios Fairfax Partners Corporation ("HFP") was recognized, resulting in a net realized loss of $61.5 (inclusive of foreign currency translation losses of $26.9 recycled from accumulated other comprehensive income to the consolidated statement of earnings) pursuant to the transaction described in note 23.
(8)    On June 28, 2019 EXCO Resources Inc. ("EXCO") emerged from bankruptcy protection and settled the company's holdings of EXCO bonds with common shares, resulting in the company recording a net loss on investment of $179.3 (realized losses of $296.3, of which $117.0 was recorded as unrealized losses in prior years).
(9)    On December 21, 2019 Fairfax India's holdings of Sanmar Chemicals Group ("Sanmar") bonds with a principal amount of $300.0 were settled for net cash proceeds of $425.5 (30.3 billion Indian rupees) including accrued interest, resulting in the company recording a net gain on investment of $48.8 (realized gains of $156.5, of which $107.7 was recorded as unrealized gains in prior years).
(10)    On December 23, 2019 Go Digit Infoworks Services Private Limited ("Digit") entered into definitive agreements whereby its general insurance subsidiary Go Digit Insurance Limited ("Digit Insurance") subsequently issued approximately $91 (6.5 billion Indian rupees) of new equity shares primarily to three Indian investors. This transaction valued Digit Insurance at approximately $858 (61.2 billion Indian rupees) and resulted in the company recording net unrealized gains on investments of $350.9 on its investment in Digit compulsory convertible preferred shares. The company also holds a 49.0% equity interest in Digit as described in note 6.
(11)    During 2019 the company sold its 9.9% equity interest in ICICI Lombard for gross proceeds of $729.0 and recognized a net gain on investment of $240.0 (realized gains of $311.2, of which $71.2 was recorded as unrealized gains in prior years), primarily related to the removal of the discount for lack of marketability previously applied by the company to the traded market price of its ICICI Lombard common stock.
(12) On April 18, 2019 Brit acquired the 50.0% equity interest in Ambridge Partners LLC ("Ambridge Partners") that it did not already own for $46.6, remeasured its existing equity interest to fair value for a gain of $10.4, and commenced consolidating Ambridge Partners.
(13)    On May 17, 2019 the company deconsolidated Grivalia Properties upon its merger into Eurobank and recognized a non-cash gain of $171.3. See note 23.
(14) During 2019 it was determined that the company will receive additional consideration of $33.9 pursuant to its sale of First Capital in 2017.